Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligations Disclosure	As of December 31, 2021, contractual purchase obligations with respect to these servers consist of the following:

Contractual Purchase Obligations
(US$ thousand)
2022	$751